Beskauga Option Agreement	9 Months Ended
Oct. 31, 2021
Disclosure Of Beskauga Option Agreement [Abstract]
BESKAUGA OPTION AGREEMENT
6.	BESKAUGA OPTION AGREEMENT

On August 12, 2020, Silver Bull entered into the Beskauga Option Agreement with Copperbelt AG (“Copperbelt”) pursuant to which it has the exclusive right and option to acquire Copperbelt’s right, title and 100% interest in the Beskauga property located in Kazakhstan. Upon completion of Silver Bull’s due diligence on January 26, 2021, the Beskauga Option Agreement was finalized (the “Closing Date”).

On March 19, 2021, pursuant to an asset purchase agreement, Silver Bull transferred all its rights, title and interest in and to the Beskauga Option Agreement to the Company. The consideration payable by the Company to Silver Bull for the purchased assets was $1,367,668, paid through the issuance of 36,000,000 common shares of common shares in the capital of the Company (Note 3).

Under the terms of the Beskauga Option Agreement, the Company must incur the following exploration expenditures:

Date	Amount
Within 1 year from Closing Date	$2 million
Within 2 years from Closing Date	$3 million
Within 3 years from Closing Date	$5 million
Within 4 years from Closing Date	$5 million

As of October 31, 2021, approximately $2,118,000 of the required expenditures have been incurred under the Beskauga Option Agreement, via the loans made to Ekidos. At October 31, 2021, Ekidos was an unrelated third-party Kazakh entity, which was incorporated by Copperbelt to hold the Beskauga property interests. The funds advanced will be used for the acquisition of mineral property concessions in Kazakhstan and expenditures incurred in relation to the Beskauga Option Agreement. The Company may acquire Ekidos, and upon completion of the acquisition, all amounts loaned to Ekidos would eliminate upon consolidation and the expenditures funded via these loans would be included in the consideration calculation of the transaction.

The Beskauga Option Agreement also provides that subject to the terms and conditions set forth in the Beskauga Option Agreement, after the Company or its affiliate has incurred the exploration expenditures (outlined above), the Company or its affiliate may exercise the Beskauga Option and acquire (i) the Beskauga Property by paying Copperbelt $15,000,000 in cash, (ii) the Beskauga Main Project only by paying Copperbelt $13,500,000 in cash, or (iii) the Beskauga South Project only by paying Copperbelt $1,500,000 in cash.

In addition, the Beskauga Option Agreement provides that subject to the terms and conditions set forth in the Beskauga Option Agreement, the Company or its affiliate may be obligated to make the following bonus payments (collectively, the “Bonus Payments”) to Copperbelt if the Beskauga Main Project or the Beskauga South Project is the subject of a bankable feasibility study in compliance with Canadian National Instrument 43-101 indicating gold equivalent resources in the amounts set forth below, with (i) (A) 20% of the Bonus Payments payable after completion of the bankable feasibility study or after the mineral resource statement is finally determined and (B) the remaining 80% of the Bonus Payments due within 15 business days of commencement of on-site construction of a mine for the Beskauga Main Project or the Beskauga South Project, as applicable, and (ii) up to 50% of the Bonus Payments payable in shares of the Company’s common shares to be valued at the 20-day volume-weighted average trading price of the shares on the Toronto Stock Exchange calculated as of the date immediately preceding the date such shares are issued:

Gold equivalent resources	Cumulative Bonus Payments
Beskauga Main Project
3,000,000 ounces	$2,000,000
5,000,000 ounces	$6,000,000
7,000,000 ounces	$12,000,000
10,000,000 ounces	$20,000,000
Beskauga South Project
2,000,000 ounces	$2,000,000
3,000,000 ounces	$5,000,000
4,000,000 ounces	$8,000,000
5,000,000 ounces	$12,000,000

The Beskauga Option Agreement may be terminated under certain circumstances, including (i) upon the mutual written agreement of the Company and Copperbelt; (ii) upon the delivery of written notice by the Company, provided that at the time of delivery of such notice, unless there has been a material breach of a representation or warranty given by Copperbelt that has not been cured, the Beskauga Property is in good standing; or (iii) if there is a material breach by a party of its obligations under the Beskauga Option Agreement and the other party has provided written notice of such material breach, which is incapable of being cured or remains uncured.